                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2003
                                               -----------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital, LLC
Address:   65 East 55th Street
           25th Floor
           New York, New York 10022


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 418-2100

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler              New York, New York        February 13 , 2004
----------------------------      ------------------        ------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                ------------

Form 13F Information Table Entry Total:              82
                                                ------------

Form 13F Information Table Value Total:           $1,379,955
                                                ------------
                                                 (thousands)




List of Other Included Managers:

None

                                       Title Of                     Value
      Name of Issuer                    Class       Cusip         (X $1,000)      Shares     SH/PRN
 1   Albertson's Inc                   Common       013104104         2,265        100,000   SHARES
 2   Allergan Inc                      Common       018490102         5,761         75,000   SHARES
 3   American Eagle Outfitters         Common       02553E106         1,230         75,000   SHARES
 4   American Italian Pasta Co         Common       027070101         3,143         75,000   SHARES
 5   Anthem Inc                        Common       03674B104        78,750      1,050,000   SHARES
 6   Aramark Corp                      Common       038521100        60,324      2,200,000   SHARES
 7   Argosy Gaming Co                  Common       040228108        48,731      1,875,000   SHARES
 8   Beckman Coulter Inc               Common       075811109         5,083        100,000   SHARES
 9   Bisys Group Inc                   Common       055472104        14,880      1,000,000   SHARES
10   BJ's Wholesale Club Inc           Common       05548J106         1,722         75,000   SHARES
11   Blockbuster Inc                   Common       093679108         3,590        200,000   SHARES
12   Blockbuster Inc                   Option       93679908             74            990
13   Blockbuster Inc                   Option       93679958             19            750
14   CEC Entertainment Inc             Common       125137109         2,370         50,000   SHARES
15   Cerner Corp                       Common       156782104         1,893         50,000   SHARES
16   Christopher & Banks Co            Common       171046105         1,465         75,000   SHARES
17   Computer Sciences Corp            Common       205363104         3,317         75,000   SHARES
18   Comverse Technology Inc           Common       205862402        26,385      1,500,000   SHARES
19   Cooper Companies Inc.             Common       216648402         7,070        150,000   SHARES
20   Cooper Tire & Rubber              Common       216831107         4,276        200,000   SHARES
21   Cost Plus, Inc.                   Common       221485105         3,075         75,000   SHARES
22   Dendrite Int'l Inc                Common       248239105         3,925        250,000   SHARES
23   Diageo PLC                        Common       25243Q205        78,652      6,000,000   SHARES
24   EMI Group PLC                     Common       0044473          14,157      5,000,000   SHARES
25   EW Scripps Co                     Common       811054204        20,240        215,000   SHARES
26   Fox Entertainment Group Inc       Common       35138T107        12,389        425,000   SHARES
27   Franklin Resources Inc            Common       354613101        24,468        470,000   SHARES
28   Gap Inc                           Common       364760108         6,963        300,000   SHARES
29   Gaylord Entertainment Co          Common       367905106        24,334        815,200   SHARES
30   Gemstar TV Guide Int'l Inc        Common       36866W106        20,292      4,000,000   SHARES
31   H&R Block Inc                     Common       093671105        13,843        250,000   SHARES
32   Heidrick & Struggles Inc          Common       422819102        47,960      2,200,000   SHARES
33   Hilton Hotels Corp                Common       432848109         4,711        275,000   SHARES
34   Hollywood Entertainment Corp      Common       436141105         4,895        356,000   SHARES
35   JC Penney Co                      Common       708160106        14,060        535,000   SHARES
36   Kellwood Company                  Common       488044108         4,100        100,000   SHARES
37   Kerzner Intl Ltd                  Common       P6065Y107        45,197      1,160,100   SHARES
38   Kinder Morgan Inc                 Common       49455P101        28,368        480,000   SHARES
39   Knight Trading Group Inc          Common       499063105         3,665        250,000   SHARES
40   Lennar Corp Class A               Common       526057104        27,360        285,000   SHARES
41   Liberty Media Corp                Common       530718105        30,320      2,550,000   SHARES
42   Limited Brands Inc                Common       532716107         6,311        350,000   SHARES
43   LNR Property Corp                 Common       501940100        19,804        400,000   SHARES
44   Marvel Enterprises Inc            Common       57383M108         1,456         50,000   SHARES
45   MBIA                              Option       55262C950         1,900          5,000
46   MGM Mirage, Inc                   Common       552953101         9,403        250,000   SHARES
47   MI Developments, Inc              Common       55304X104        30,712      1,100,000   SHARES
48   Movie Gallery Inc                 Common       624581104         3,736        200,000   SHARES
49   NDC Health Corp                   Common       639480102         6,405        250,000   SHARES
50   Netflix.com Inc                   Common       64110L106         2,735         50,000   SHARES
51   Nordstrom Inc                     Common       655664100         2,573         75,000   SHARES
52   North Fork Banc Inc               Common       659424105        27,236        673,000   SHARES
53   Office Depot Inc                  Common       676220106        14,621        875,000   SHARES
54   Omnicare Inc                      Common       681904108        29,889        740,000   SHARES
55   Orthodontic Centers of Amer       Common       68750P103         4,025        500,000   SHARES
56   Oxford Health Plans Inc           Common       691471106        27,231        626,000   SHARES
57   PalmOne Inc                       Common       69713P107            86          7,312   SHARES
58   PalmSource Inc                    Common       697154102            49          2,264   SHARES
59   PFSWeb Inc                        Common       717098107           441        275,811   SHARES
60   Pier 1 Imports Inc                Common       720279108        23,390      1,070,000   SHARES
61   Polo Ralph Lauren Corp            Common       731572103        13,680        475,000   SHARES
62   Reynolds & Reynolds Co            Common       761695105         2,179         75,000   SHARES
63   RH Donnelley Corp                 Common       74955W307        27,888        700,000   SHARES
64   Ross Stores Inc                   Common       778296103        27,518      1,040,000   SHARES
65   Scotts Company                    Common       810186106         2,958         50,000   SHARES
66   Sears Roebuck                     Option       812387958        10,100          5,000
67   Shaw Group Inc                    Common       820280105         1,362        100,000   SHARES
68   Shuffle Master Inc                Common       825549108         5,178        150,000   SHARES
69   Silicon Valley Bancshares         Common       827064106         1,804         50,000   SHARES
70   Stratos International Inc         Common       863100202            23          3,446   SHARES
71   Synopsys Inc                      Common       871607107        29,628        875,000   SHARES
72   Tetra Tech Inc                    Common       88162G103         4,972        200,000   SHARES
73   Time Warner Inc                   Common       887317105        53,131      2,953,340   SHARES
74   United Rentals Inc                Common       911363109         1,926        100,000   SHARES
75   United Surgical Partners Int'l    Common       913016309         1,674         50,000   SHARES
76   US Bancorp                        Common       902973304        37,970      1,275,000   SHARES
77   W.P. Stewart & Co Ltd             Common       G84922106        23,000      1,068,300   SHARES
78   Wellpoint Health Networks Inc     Common       94973H108        43,646        450,000   SHARES
79   William Hill PLC                  Common       3169889          62,904      8,260,000   SHARES
80   Willis Group Holdings Ltd         Common       G96655108        28,960        850,000   SHARES
81   Winn-Dixie Stores Inc             Common       974280109           498         50,000   SHARES
82   Yum! Brands Inc                   Common       988498101        81,631      2,373,000   SHARES

      Total                                                       1,379,955

                                                  Investment      Other             Voting Authority
      Name of Issuer                  Put/Call    Discretion     Managers         Sole    Shared    None
 1   Albertson's Inc                                SOLE                         100,000
 2   Allergan Inc                                   SOLE                          75,000
 3   American Eagle Outfitters                      SOLE                          75,000
 4   American Italian Pasta Co                      SOLE                          75,000
 5   Anthem Inc                                     SOLE                       1,050,000
 6   Aramark Corp                                   SOLE                       2,200,000
 7   Argosy Gaming Co                               SOLE                       1,875,000
 8   Beckman Coulter Inc                            SOLE                         100,000
 9   Bisys Group Inc                                SOLE                       1,000,000
10   BJ's Wholesale Club Inc                        SOLE                          75,000
11   Blockbuster Inc                                SOLE                         200,000
12   Blockbuster Inc                    Call        SOLE                             990
13   Blockbuster Inc                     Put        SOLE                             750
14   CEC Entertainment Inc                          SOLE                          50,000
15   Cerner Corp                                    SOLE                          50,000
16   Christopher & Banks Co                         SOLE                          75,000
17   Computer Sciences Corp                         SOLE                          75,000
18   Comverse Technology Inc                        SOLE                       1,500,000
19   Cooper Companies Inc.                          SOLE                         150,000
20   Cooper Tire & Rubber                           SOLE                         200,000
21   Cost Plus, Inc.                                SOLE                          75,000
22   Dendrite Int'l Inc                             SOLE                         250,000
23   Diageo PLC                                     SOLE                       6,000,000
24   EMI Group PLC                                  SOLE                       5,000,000
25   EW Scripps Co                                  SOLE                         215,000
26   Fox Entertainment Group Inc                    SOLE                         425,000
27   Franklin Resources Inc                         SOLE                         470,000
28   Gap Inc                                        SOLE                         300,000
29   Gaylord Entertainment Co                       SOLE                         815,200
30   Gemstar TV Guide Int'l Inc                     SOLE                       4,000,000
31   H&R Block Inc                                  SOLE                         250,000
32   Heidrick & Struggles Inc                       SOLE                       2,200,000
33   Hilton Hotels Corp                             SOLE                         275,000
34   Hollywood Entertainment Corp                   SOLE                         356,000
35   JC Penney Co                                   SOLE                         535,000
36   Kellwood Company                               SOLE                         100,000
37   Kerzner Intl Ltd                               SOLE                       1,160,100
38   Kinder Morgan Inc                              SOLE                         480,000
39   Knight Trading Group Inc                       SOLE                         250,000
40   Lennar Corp Class A                            SOLE                         285,000
41   Liberty Media Corp                             SOLE                       2,550,000
42   Limited Brands Inc                             SOLE                         350,000
43   LNR Property Corp                              SOLE                         400,000
44   Marvel Enterprises Inc                         SOLE                          50,000
45   MBIA                                Put        SOLE                           5,000
46   MGM Mirage, Inc                                SOLE                         250,000
47   MI Developments, Inc                           SOLE                       1,100,000
48   Movie Gallery Inc                              SOLE                         200,000
49   NDC Health Corp                                SOLE                         250,000
50   Netflix.com Inc                                SOLE                          50,000
51   Nordstrom Inc                                  SOLE                          75,000
52   North Fork Banc Inc                            SOLE                         673,000
53   Office Depot Inc                               SOLE                         875,000
54   Omnicare Inc                                   SOLE                         740,000
55   Orthodontic Centers of Amer                    SOLE                         500,000
56   Oxford Health Plans Inc                        SOLE                         626,000
57   PalmOne Inc                                    SOLE                           7,312
58   PalmSource Inc                                 SOLE                           2,264
59   PFSWeb Inc                                     SOLE                         275,811
60   Pier 1 Imports Inc                             SOLE                       1,070,000
61   Polo Ralph Lauren Corp                         SOLE                         475,000
62   Reynolds & Reynolds Co                         SOLE                          75,000
63   RH Donnelley Corp                              SOLE                         700,000
64   Ross Stores Inc                                SOLE                       1,040,000
65   Scotts Company                                 SOLE                          50,000
66   Sears Roebuck                      Call        SOLE                           5,000
67   Shaw Group Inc                                 SOLE                         100,000
68   Shuffle Master Inc                             SOLE                         150,000
69   Silicon Valley Bancshares                      SOLE                          50,000
70   Stratos International Inc                      SOLE                           3,446
71   Synopsys Inc                                   SOLE                         875,000
72   Tetra Tech Inc                                 SOLE                         200,000
73   Time Warner Inc                                SOLE                       2,953,340
74   United Rentals Inc                             SOLE                         100,000
75   United Surgical Partners Int'l                 SOLE                          50,000
76   US Bancorp                                     SOLE                       1,275,000
77   W.P. Stewart & Co Ltd                          SOLE                       1,068,300
78   Wellpoint Health Networks Inc                  SOLE                         450,000
79   William Hill PLC                               SOLE                       8,260,000
80   Willis Group Holdings Ltd                      SOLE                         850,000
81   Winn-Dixie Stores Inc                          SOLE                          50,000
82   Yum! Brands Inc                                SOLE                       2,373,000

      Total